LOAN PAYABLE (Tables)	12 Months Ended
Dec. 31, 2016
LOAN PAYABLE
Summary of loans payable

	December 31,
	2016	2015
MassDev Loan	$1,275	$1,670
Less: current portion	(423)	(395)
	$852	$1,275